Loan Sales And Securitizations (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loan Sales And Securitizations [Abstract]
Single-family residential mortgage loans transferred		$ 300,000,000	$ 800,000,000
Residential mortgage loans transferred				1,300,000,000
Net pre-tax gains on sale of residential mortgage loan		6,000,000	16,900,000	16,100,000
Nonperforming permanent mortgages transferred	187,700,000
Unpaid principal balance after partial charge-offs and LOCOM of permanent mortgages sold	126,000,000
Net pre-tax losses in provision for loan losses	$ 29,800,000
Percentage of single-family mortgage loans received as fees		0.29%	0.29%
Percentage of income related to excess income		0.34%	0.34%
Percentage of HELOC and home equity loans received as fees		0.50%	0.50%
Percentage variation in assumptions that can not necessarily be extrapolated		10.00%